Cover	May 25, 2023
Cover [Abstract]
Entity Registrant Name	INUVO, INC.
Entity Central Index Key	0000829323
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 25, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0450450
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-32442
Entity Address Address Line 1	500 President Clinton Ave., Ste. 300
Entity Address City Or Town	Little Rock
Entity Address State Or Province	AR
Entity Address Postal Zip Code	72201
City Area Code	501
Local Phone Number	205-8508
Trading Symbol	INUV
Security Exchange Name	NYSEAMER
Security 12b Title	Common Stock